Property, plant and equipment - Level 3 inputs and the sensitivities of the fair value (Details) - New Zealand CGU $ in Millions	Dec. 31, 2024 USD ($) $ / Mt
Methanol price forecast | Change in input
Disclosure of information for cash-generating units [line items]
Sensitivities | $ / Mt	25
Natural gas availability | Change in input
Disclosure of information for cash-generating units [line items]
Sensitivities	0.10
Discount rate (after-tax) | Input value or range
Disclosure of information for cash-generating units [line items]
Sensitivities	0.09
Discount rate (after-tax) | Change in input
Disclosure of information for cash-generating units [line items]
Sensitivities	0.01
Discount rate (after-tax) | Resulting change in valuation
Disclosure of information for cash-generating units [line items]
Sensitivities	2
Bottom of range | Methanol price forecast | Input value or range
Disclosure of information for cash-generating units [line items]
Sensitivities | $ / Mt	317
Bottom of range | Methanol price forecast | Resulting change in valuation
Disclosure of information for cash-generating units [line items]
Sensitivities	24
Bottom of range | Natural gas availability | Resulting change in valuation
Disclosure of information for cash-generating units [line items]
Sensitivities	19
Top of range | Methanol price forecast | Input value or range
Disclosure of information for cash-generating units [line items]
Sensitivities | $ / Mt	365
Top of range | Methanol price forecast | Resulting change in valuation
Disclosure of information for cash-generating units [line items]
Sensitivities	27
Top of range | Natural gas availability | Resulting change in valuation
Disclosure of information for cash-generating units [line items]
Sensitivities	21